Schedule of Promissory Notes (Details) - Recast [Member] - USD ($)	Apr. 30, 2022	Apr. 30, 2021
Third Promissory Note [Member]
Short-Term Debt [Line Items]
Total promissory notes	$ 27,736,602	$ 26,404,927
Fifth Promissory Note [Member]
Short-Term Debt [Line Items]
Total promissory notes	3,387,673	3,199,806
Sixth Promissory Note [Member]
Short-Term Debt [Line Items]
Total promissory notes	3,652,662	2,424,741
Total [Member]
Short-Term Debt [Line Items]
Total promissory notes	$ 34,776,937	$ 32,029,474